Exhibit 99.4

MONTHLY CERTIFICATEHOLDERS’ STATEMENT

CHASE BANK USA, NATIONAL ASSOCIATION

FIRST USA CREDIT CARD MASTER TRUST, SERIES 2002-CC

Monthly Period:	11/1/07 to 11/30/07
Transfer Date:	12/14/07

Under Section 5.02 of the Second Amended and Restated Pooling and Servicing Agreement dated as of March 14, 2006 (the “Pooling and Servicing Agreement”) by and between Chase Bank USA, National Association (the “Bank”) and The Bank of New York (Delaware), as trustee (the “Trustee”), the Bank, as Servicer, is required to prepare certain information each month regarding current distributions to Certficateholders and the performance of the First USA Credit Card Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date noted above and with respect to the performance of the Trust during the month noted above is set forth below. Capitalized terms used in this Monthly Certificateholders’ Statement have their respective meanings set forth in the Pooling and Servicing Agreement.

A.	Information Regarding the Current Monthly Distribution

1.	The total amount to be distributed to the Certificateholders on the Transfer Date	5,721,441,798.75

2.	The amount set forth in item 1 above representing Collections of Principal Receivables allocated to Series 2002-CC	5,208,440,922.27

3.	The amount set forth in item 1 above representing Unapplied Master Trust Level Principal Collections allocated to Series 2002-CC	0.00

4.	The amount of the distribution set forth in item 1 above representing Collections of Finance Charge Receivables allocated to Series 2002-CC as well as any other amounts to be to be treated as Series 2002-CC Finance Charge Collections	513,000,876.48

B.	Information Regarding the Performance of the Trust

1.	The aggregate amount of Receivables in the Trust as of the last day of the Monthly Period	40,008,993,137.25

2.	The aggregate amount of Principal Receivables in the Trust as of the last day of the Monthly Period	37,979,944,795.29

3.	The Invested Amount as of the last day of the Monthly Period	30,000,000,000.00

4.	The Invested Amount used in calculating the Floating Allocation Percentage for the current Monthly Period	30,000,000,000.00

5.	The Invested Amount used in calculating the Principal Allocation Percentage for the current Monthly Period	30,000,000,000.00

6.	The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the Monthly Period

(a)	30 - 59 days	396,379,409.60
(b)	60 - 89 days	284,563,218.09
(c)	90 - 119 days	219,315,792.56
(d)	120 - 149 days	192,635,390.31
(e)	150 - 179 days	166,023,353.66
(f)	180 or more days	185,895.44
Total		1,259,103,059.66

7.	The aggregate amount of all defaulted Principal Receivables written off as uncollectible during the Monthly Period allocable to the Invested Amount (the aggregate “Investor Default Amount”)	98,762,356.15

8.	The amount of the Investor Monthly Servicing Fee Payable to the Servicer for the Monthly Period	37,500,000.00

9.	The total Additional Invested Amount to be added to the Invested Amount on the Transfer Date	5,307,203,278.42

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date December 07, 2007.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey Vice President